Financial instruments risk management	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial instruments risk management

Note 3 – Financial instruments risk management

The Company is exposed through its operations to the following financial risks:

-

Credit risk

-

Other market price risk

-

Foreign exchange risk

-

Global changes in raw-material prices

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments. This note describes the Company's objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company's exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note.

(i) Principal financial instruments

The principal financial instruments used by the Company, from which financial instrument risk arises, are as follows:

-

Cash and cash equivalents

-

Loans to others

-

Trade receivables

-

Financial assets at fair value through profit or loss

-

Trade payables

-

Financial liabilities at fair value through profit or loss

(ii) Financial instruments by category

Financial assets:

	Fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
	NIS in thousands
Cash and cash equivalents	-	-	195,718	201,822
Financial assets at fair value through profit or loss	185,146	168,400	-	-
Loans to others	-	-	-	18,707
Trade and other receivables	-	-	138,956	137,968
Total financial assets	185,146	168,400	334,674	358,497

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

(ii) Financial instruments by category (continued)

Financial liabilities:

	Fair value through profit or loss		Amortized cost
	2021	2020	2021	2020
	NIS in thousands
Trade payables	-	-	20,386	23,474
Financial liabilities at fair value through profit or loss	13,960	-	-	-
Total financial liabilities	13,960	-	20,386	23,474

	up to 30 days	Between 1 and 6 months.	Between 7 and 12 months.	Total	Present value
forward exchange contracts	2,280	10,505	1,471	14,256	13,960

(iii) Financial instruments not measured at fair value

Financial instruments not measured at fair value includes cash and cash equivalents, loans to others, trade and other receivables and trade payables.

Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others, trade and other receivables, and trade payables approximates their fair value.

(iv) Financial instruments measured at fair value

The fair value hierarchy of financial instruments measured at fair value is provided below

	Level 1		Level 2		Level 3
	2021	2020	2021	2020	2021	2020
	NIS in thousands
Financial assets at fair value through profit or loss	154,090	154,700	-	-	31,056	13,700
Financial liabilities at fair value through profit or loss	-	-	-	-	13,960	-

There were no transfers between levels during the period.

The valuation techniques and significant unobservable inputs used in determining the fair value

There were no changes to the valuation techniques during the period.

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

(iv) Financial instruments measured at fair value (continued)

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2021	154,700	13,700
Purchases	47,251	15,754
Disposals	(65,724)	-
Gain	17,863	1,602
December 31, 2021	154,090	31,056

Financial liabilities at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2021	-	-
loss	-	(13,960)
December 31, 2021	-	(13,960)

The fair value measurement of the forward exchange contracts using the "Monte Carlo" model is based on significant unobservable inputs and thus represent a level 3 measurement within the fair value hierarchy. changes in fair value are recognized in financial expenses.

"Monte Carlo" simulation was used to calculate the forward exchange contracts value using the Forward Options method, which is a stochastic model used in currency exchange scenarios.

General objectives, policies and processes

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is mainly exposed to credit risk from credit sales. It is Company policy, implemented locally, to assess the credit risk of new customers before entering contracts. Such credit ratings are taken into account by local business practices.

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company's standard payment and delivery terms and conditions are offered. The Company's review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount.

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

Other market price risk

The Company is exposed to price risks of shares, certificate of participation in mutual fund and bonds, which are classified as financial assets carried at fair value through profit or loss.

The effect of a 10% increase in the value of the portfolio securities investment held at the reporting date would, if all other variables held constant, have resulted in an increase in the fair value through profit or loss and net assets of NIS 18,565 thousand (2020: NIS 16,840 thousand). A 10% decrease in their value would, on the same basis, have decreased the fair value through other profit or loss reserve and net assets by the same amount.

Foreign exchange risk

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The company buys its inventories mostly in USD and EURO and sells its products in NIS. Foreign exchange exposures are managed within utilizing forward foreign exchange contracts.

As of 31 December, the Company's net exposure to foreign exchange risk was as follows:

	2021	2020
Net foreign currency financial assets/(liabilities)	NIS in thousands
USD	22,614	10,942
EURO	(1,834)	(4,786)
Total net exposure	20,780	6,156

The following table details the Company's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be opposite impact on the profit and other equity, and the balances below would be negative.

	USD		EURO
	2021	2020	2021	2020
	NIS in thousands
10% increase	2,496	1,094	17,172	(479)
10% decrease	(2,587)	(1,094)	(20,353)	479

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 3 – Financial instruments risk management (continued)

Global changes in raw-material prices

Raw material prices are mainly affected by extreme weather fluctuations affecting agricultural crops, crude oil prices, accelerated growth and growing demand in China and India affecting world consumption, rise in living standards mainly in developing countries and speculative transaction in the commodity market. A possible rise in the price of raw materials may lead to higher prices for products by suppliers. Sharp price increases in commodity prices may have a material adverse effect on the Company's operations and business results.